GENERAL (Liquidity and Capital Resources) (Details) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	May. 15, 2016 USD ($) $ / shares shares	Jul. 30, 2015 USD ($) $ / shares shares	Apr. 27, 2015 USD ($)	Apr. 16, 2015 USD ($) $ / shares	Feb. 01, 2015	Aug. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Segments	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 28, 2012 $ / shares
Class of Stock [Line Items]
Number of operating segment | Segments							1
Accumulated deficit							$ 74,453	$ 67,992
Repayment of short term loan from shareholders							5,030	1,230
Interest							2,106	$ 57	$ 180
Proceeds from issuance of stock							7,430
Warrant exercise price | $ / shares											$ 2.50
Cash and cash equivalents							$ 1,754	$ 1,786	$ 2,137	$ 1,164
Subsequent Event [Member] | Investment Transaction [Member] | Scenario, Forecast [Member]
Class of Stock [Line Items]
Stock issuance, shares | shares	17,021,277
Proceeds from issuance of stock	$ 4,000
Subsequent Event [Member] | Investment Transaction [Member] | Scenario, Forecast [Member] | Warrant Issuance One [Member]
Class of Stock [Line Items]
Number of ordinary shares issuable under warrants | shares	8,510,638
Warrant exercise price | $ / shares	$ 0.235
Warrants aggregate exercise price	$ 2,000
Warrant term	24 months
Subsequent Event [Member] | Investment Transaction [Member] | Scenario, Forecast [Member] | Warrant Issuance Two [Member]
Class of Stock [Line Items]
Number of ordinary shares issuable under warrants | shares	7,272,727
Warrant exercise price | $ / shares	$ 0.275
Warrants aggregate exercise price	$ 2,000
Warrant term	48 months
Subsequent Event [Member] | Investment Transaction [Member] | Scenario, Forecast [Member] | Convertible Loan [Member]
Class of Stock [Line Items]
Equity issuance, price per share | $ / shares	$ 0.235
Value of loan which may be used for the sole purpose of repayment of shareholder's debt	$ 3,175
Conversion price option the Investor will have the right, but not the obligation to convert, lowest option price per share | $ / shares	$ 1.20
Conversion price option the Investor will have the right, but not the obligation to convert, lowest option price per share expressed as percentage of discount to the FMV (the average of the closing prices of the Company's Ordinary shares over the 5 consecutive trading days ending on the last trading day prior to the date of conversion), but in no event less than $0.235	5.00%
CACS [Member]
Class of Stock [Line Items]
Ownership percentage							80.00%
Equity interest held by third party							20.00%
Convertible notes from controlling shareholders, net [Member]
Class of Stock [Line Items]
Convertible amount of debt				$ 300
Percentage of conversion price				15.00%
Number of trading days				7 days
Debt Instrument, Convertible, Latest Date			Aug. 31, 2016
Number of extended convertible days			30 days
Percentage of variable rate					9.00%
Convertible notes from controlling shareholders, net [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion price | $ / shares				$ 1.00
Repayment of convertible debt			$ 7,500
Initial Public Offering [Member]
Class of Stock [Line Items]
Stock issuance, shares | shares		6,910,569
Equity issuance, price per share | $ / shares		$ 1.23
Proceeds from shares issued under initial public offering		$ 8,500
Stock issuance costs		$ 1,070
Repayment of short term loan from shareholders						$ 5,030
Interest						$ 2,080